As filed with the Securities and Exchange Commission on May 22, 2023

REGISTRATION NO. 2-30070

REGISTRATION NO. 811-01705

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 110	☒
AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 427	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT A

(Exact Name of Registrant)

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

(Name of Depositor)

1290 Avenue of the Americas, New York, New York 10104

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: (212) 554-1234

SHANE DALY

VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL

Equitable Financial Life Insurance Company

1290 Avenue of the Americas, New York, New York 10104

(Names and Addresses of Agents for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	On (date) pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On (date) pursuant to paragraph (a)(1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

Units of interest in Separate Account under variable annuity contracts.

EXPLANATORY NOTE

The prospectuses and supplements to the prospectuses included in the Post-Effective Amendment No. 109 to the Registration Statement on Form N-4 (File Nos. 2-70300 and 811-01705) filed on April 19, 2023 pursuant to paragraph (b) of Rule 485 are incorporated herein by reference. This filing amends the Statement of Additional Information to provide recast financial statements for Equitable Financial Life Insurance Company filed on Form N-VPFS/A.

EQUI-VEST® (Series 100-500)

A combination variable and fixed deferred annuity contract

Issued through: Separate Account A

Statement of Additional Information

May 1, 2023, as amended May 22, 2023

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the related prospectus for EQUI-VEST® (Series 100-500) dated May 1, 2023. That prospectus provides detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of the Company’s Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.

A copy of the prospectus is available free of charge by writing the processing office from May 1st to December 31st: (P.O. Box 4956, Syracuse, NY 13221-4956) and on or after December 31st: (P.O. Box 1430, Charlotte, NC 28201- 1430), by calling toll free, (800) 628-6673, or by contacting your financial professional.

The Company

We are Equitable Financial Life Insurance Company (the “Company”, “we”, “our” and “us”) (until 2020, known as AXA Equitable Life Insurance Company), a New York stock life insurance corporation. We have been doing business since 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the contracts. The Company is solely responsible for paying all amounts owed to you under your contract.

Calculation of annuity payments

The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a contract, their respective annuity unit values, and a net investment factor. The annuity unit values used for EQUI-VEST® may vary, although the method of calculating annuity unit values set forth below applies to all contracts. Annuity unit values will also vary by variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

•	.00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

•	.00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 3 1⁄2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3 1⁄2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3 1⁄2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable EQUI-VEST® contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of the variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected fund for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.

#401668
EV Series 100–500

Illustration of calculation of annuity payments

To show how we determine variable annuity payments, assume that the account value for an EQUI-VEST® contract on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October, the annuity payment due in December would be $95.19 (the number of units (26.74) times $3.56).

Custodian

The Company is the custodian for the shares of the Trusts owned by Separate Account A.

Independent registered public accounting firm

The (i) financial statements of each of the variable investment options of Separate Account A as of December 31, 2022 and for each of the periods indicated therein and the (ii) consolidated financial statements and financial statement schedules of Equitable Financial Life Insurance Company as of December 31, 2022 and 2021 and for each of the three years in the period ended December 31, 2022 incorporated in this Statement of Additional Information by reference to the filed Form N-VPFS (for Separate Account A) and Form N-VPFS/A (for Equitable Financial Life Insurance Company) have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to Equitable Financial Life Insurance Company as permitted by the applicable SEC independence rules, and as disclosed in Equitable Financial Life Insurance Company’s Form 10-K. PricewaterhouseCoopers LLP’s address is 300 Madison Avenue, New York, New York 10017.

Distribution of the contracts

Pursuant to a Distribution and Servicing Agreement between Equitable Advisors, the Company and certain of the Company’s separate accounts, including Separate Account A, the Company paid Equitable Advisors, as the distributors of certain contracts, including these contracts, and as the principal underwriter of several Company separate accounts, including Separate Account A, $628,586,635 in 2022, $633,967,608 in 2021 and $542,543,314 in 2020. Of these amounts, Equitable Advisors retained $286,917,091, $282,627,531 and $239,488,181, respectively.

Under a distribution agreement between Equitable Distributors, the Company and certain of the Company’s separate accounts, including Separate Account A, the Company paid Equitable Distributors, distribution fees of $535,080,397 in 2022, $589,621,128 in 2021 and $436,620,636 in 2020, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several Company separate accounts, including Separate Account A. Of these amounts, for each of these three years, Equitable Distributors retained $0, $0 and $0, respectively.

Calculating unit values

Unit values are determined at the end of each “valuation period” for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for EQUI-VEST® may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the “net investment factor” for the variable investment option for that valuation period. The net investment factor is:

(	a b	)	–	c

where:

(a)

is the value of the variable investment option’s shares of the corresponding portfolio at the end of the valuation period before giving effect to any amounts allocated or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and direct expenses of such Trust.

(b)

is the value of the variable investment option’s shares of the corresponding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c)

is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes. For series 100, these charges are at an effective annual rate not to exceed a total of 1.49% for the EQ/Money Market and EQ/Common Stock Index variable investment options and 1.34% for all other variable investment options.

Financial statements

The financial statements and financial statement schedules of the Company incorporated herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contracts.

2

EQUI-VEST®

Employer-Sponsored Retirement Plans

Issued through: Separate Account A

Statement of Additional Information

May 1, 2023, as amended May 22, 2023

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the related prospectus for EQUI-VEST® dated May 1, 2023. That prospectus provides detailed information concerning the contracts, as well as the variable investment options and fixed maturity options that fund the contracts. Each variable investment option is a subaccount of the Company’s Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.

A copy of the prospectus is available free of charge by writing the processing office from May 1st to December 31st: (P.O. Box 4956, Syracuse, NY 13221-4956) and on or after December 31st: (P.O. Box 1430, Charlotte, NC 28201- 1430), by calling toll free, (800) 628-6673, or by contacting your financial professional.

The Company

We are Equitable Financial Life Insurance Company (the “Company”, “we”, “our” and “us”) (until 2020, known as AXA Equitable Life Insurance Company), a New York stock life insurance corporation. We have been doing business since 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the contracts. The Company is solely responsible for paying all amounts owed to you under your contract.

Calculation of annuity payments

The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a contract, their respective annuity unit values and a net investment factor. The annuity unit values used for EQUI-VEST® may vary, although the method of calculating annuity unit values set forth below applies to all contracts. Annuity unit values will also vary by the variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

•	.00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

•	.00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 3 1⁄2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3 1⁄2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3 1⁄2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form, or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable EQUI-VEST® contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit

EV-Employer-Sponsored Retirement Plans
#401670

value for the selected fund for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.

Illustration of calculation of annuity payments

To show how we determine variable annuity payments, assume that the account value for an EQUI-VEST® contract on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October, the annuity payment due in December would be $95.19 (the number of units (26.74) times $3.56).

Custodian

The Company is the custodian for the shares of the Trusts owned by Separate Account A.

Independent registered public accounting firm

The (i) financial statements of each of the variable investment options of Separate Account A as of December 31, 2022 and for each of the periods indicated therein and the (ii) consolidated financial statements and financial statement schedules of Equitable Financial Life Insurance Company as of December 31, 2022 and 2021 and for each of the three years in the period ended December 31, 2022 incorporated in this Statement of Additional Information by reference to the filed Form N-VPFS (for Separate Account A) and Form N-VPFS/A (for Equitable Financial Life Insurance Company) have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to Equitable Financial Life Insurance Company as permitted by the applicable SEC independence rules, and as disclosed in Equitable Financial Life Insurance Company’s Form 10-K. PricewaterhouseCoopers LLP’s address is 300 Madison Avenue, New York, New York 10017.

Distribution of the contracts

Pursuant to a Distribution and Servicing Agreement between Equitable Advisors, the Company and certain of the Company’s separate accounts, including Separate Account A, the Company paid Equitable Advisors, as the distributors of certain contracts, including these contracts, and as the principal underwriter of several Company separate accounts, including Separate Account A, $628,586,635 in 2022, $633,967,608 in 2021 and $542,543,314 in 2020.

Of these amounts, Equitable Advisors retained $286,917,091, $282,627,531, and $239,488,181, respectively.

Under a distribution agreement between Equitable Distributors, the Company and certain of the Company’s separate accounts, including Separate Account A, the Company paid Equitable Distributors, distribution fees of $535,080,397 in 2022, $589,621,128 in 2021 and $436,620,636 in 2020, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several Company separate accounts, including Separate Account A. Of these amounts, for each of these three years, Equitable Distributors retained $0, $0 and $0, respectively.

Calculating unit values

Unit values are determined at the end of each “valuation period” for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for EQUI-VEST® may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the “net investment factor” for the variable investment option for that valuation period. The net investment factor is:

(	a b	)	–	c

where:

(a)

is the value of the variable investment option’s shares of the corresponding portfolio at the end of the valuation period before giving effect to any amounts allocated to or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and direct expenses of such Trust.

(b)

is the value of the variable investment option’s shares of the corresponding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c)

is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes.

Financial statements

The financial statements and financial statement schedules of the Company incorporated herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contracts.

2

PART C

OTHER INFORMATION

Item 27.	(a) Board of Directors Resolutions.

(a)

Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States (“Equitable”) authorizing the establishment of the Registrant, incorporated herein by reference to Registration Statement No. 2-30070 filed on October 27, 1987, refiled electronically on July 10, 1998.

(b)

Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, incorporated herein by reference to Registration Statement No. 2-30070 filed on April 24, 1995, refiled electronically on July 10, 1998.

(b)	Custodial Agreements. Not applicable.

(c)	Underwriting Contracts.

(a)

Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

(a)(i)

First Amendment dated as of January 1, 2001 to the Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

(a)(ii)

Second Amendment dated as of January 1, 2012 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(a)(iii)

Third Amendment dated as of November 1, 2014 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to Registration Statement No. 2-30070 filed on April 19, 2016.

(a)(iv)

Fourth Amendment dated as of August 1, 2015 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

(b)

Agreement dated January 1, 2000 for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement (File No. 2-30070) filed on April 19, 2001.

(c)

Transition Agreement dated January 1, 2000 for services by AXA Network LLC and its subsidiaries to The Equitable Life Assurance Society of the United States incorporated herein by reference to Registration Statement (File No. 2-30070) filed on April 19, 2001.

(d)

General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement (File No. 2-30070) filed on April 19, 2004.

(d)(i)

First Amendment dated as of January 1, 2003 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(d)(ii)

Second Amendment dated as of January 1, 2004 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(d)(iii)

Third Amendment dated as of July 19, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

(d)(iv)

Fourth Amendment dated as of November 1, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

(d)(v)

Fifth Amendment dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(d)(vi)

Sixth Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(d)(vii)

Seventh Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2009.

(d)(viii)

Eighth Amendment dated as of November 1, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2009.

(d)(ix)

Ninth Amendment dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(d)(x)

Tenth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(d)(xi)

Eleventh Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(d)(xii)

Twelfth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(d)(xiii)

Thirteenth Amendment dated as of October 1, 2014 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-202147), filed on September 9, 2015.

(d)(xiv)

Fourteenth Amendment dated as of August 1, 2015 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, previously filed with this Registration Statement on Form N-4 (File No. 2-30070), on April 19, 2016.

(d)(xv)

Sixteenth Amendment dated as of May 1, 2016 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, previously filed with this Registration Statement on Form N-4 (File No. 2-30070), on April 18, 2017.

(d)(xvi)

Seventeenth Amendment to General Agent Sales Agreement, dated as of August 1, 2016, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC, (“General Agent”), previously filed with this Registration Statement on Form N-4 (File No. 2-30070), on April 17, 2018.

(d)(xvii)

Eighteenth Amendment to General Agent Sales Agreement, dated as of March 1 2017, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC (“General Agent”), previously filed with this Registration Statement on Form N-4 (File No. 2-30070), on April 17, 2018.

(d)(xviii)

Nineteenth Amendment to General Agent Sales Agreement, dated January 1, 2020, by and between AXA Equitable Life Insurance Company and AXA Network, LLC, previously filed with this Registration Statement on Form N-4 (File No. 2-30070) on April 20, 2021.

(d)(xix)

Twentieth Amendment to General Agent Sales Agreement dated September 1, 2021, by and between Equitable Financial Life Insurance Company and Equitable Network, LLC, previously filed with this Registration Statement on Form N-4 (File No. 2-30070), on April 20, 2022.

(d)(xx)

Twenty First Amendment to General Agent Sales Agreement dated January 1, 2022, by and between Equitable Financial Life Insurance Company and Equitable Network, LLC, previously filed with this Registration Statement on Form N-4 (File No. 2-30070) on April 20, 2022.

(e)

Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

(f)

Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

(g)

Broker-Dealer and General Agent Sales Agreement dated as of March 15, 2016 between AXA Distributors, LLC, AXA Advisors, LLC and AXA Network, LLC, previously filed with this Registration Statement on Form N-4 (File No. 2-30070) on April 16, 2019.

(d)	Contracts. (Including Riders and Endorsements)

(a)

Form of Group Annuity Contract No. 11929 CI, amendments and endorsements thereto; Application for Group Annuity Contract; Form of Certificate No. 119331; Form of Group Annuity Contract 11930 CT, endorsements and amendments thereto; Form of Certificate No. 11934 T; Form of Group Annuity Contract No. 11931 CH, endorsements and amendments thereto; Form of Certificate No. 11935 CH; Form of Group Annuity Contract No. 11932 CP, endorsements and amendments thereto, Form of Certificate No. 11935P; Form of Group Annuity Contract No. 11938 C-C, amendments and endorsements thereto; Form of Certificate No. 11938C; Form of Group Annuity Contract No. 11937C NQ, endorsements and amendments thereto; Form of Certificate No. 11937 NQ and amendment thereto; and, Form of Certificate No. 11939C NQ-I; incorporated herein by reference to Registration Statement No. 2-30070 filed on April 24, 1995, refiled electronically on July 10, 1998.

(b)

Additional amendments to Group Annuity Contracts and Certificates listed in Exhibit 4(a) above, incorporated herein by reference to Registration Statement File No. 2-30070 filed on March 2, 1990, refiled electronically on July 10, 1998.

(c)	Unit Investment Trust Endorsement, incorporated herein by reference to Registration Statement File No. 2-30070 filed on December 21, 1987, refiled electronically on July 10, 1998.

(d)

Form of Individual Annuity Contracts No. 92CTRA, No. 92CTRB, No. 92 EDCB, 92HR1A, 92HR1B, 92IRAA, 92IRAB, 92NQCA, 92NQCB, 92PEDB, 92QPIA, 92SEPA, 92SEPB, 92TSAA, 92TSAB, 92TSUA, 92TSUB, 92UTRA, and forms of Application No. 180-1000 used with individual qualified variable annuity contracts and No. 180-1001 used with individual non-qualifed variable annuity contracts, incorporated herein by reference to Registration Statement File No. 2-30070 filed on May 27, 1992, refiled electronically on July 10, 1998.

(e)

Form of Group Annuity Contract No. AC0000, Form of Certificate No. 11993AC; Endorsements applicable to IRA and SEP Certificates, incorporated herein by reference to Registration Statement File No. 2-30070 filed on April 24, 1995, refiled electronically on July 10, 1998.

(f)	Form of Group Annuity Contract No. 1050-94IC, incorporated herein by reference to Registration Statement No. 2-30070 filed on April 24, 1995, refiled electronically on July 10, 1998.

(g)	Forms of Group Annuity Certificate Nos. 94ICA and 94ICB, incorporated herein by reference to Registration Statement No. 2-30070 filed on April 24, 1995, refiled electronically on July 10, 1998.

(h)	Form of Group Annuity Contract No. 2001-TSAGAC, Form of Certificate No. 123456789, incorporated herein by reference to Registration Statement (File No. 811-01705, 2-30070) filed on July 11, 2002.

(i)

Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC, incorporated herein by to Registration Statement No. 2-30070 filed on April 24, 1995, refiled electronically on July 10, 1998.

(j)	Forms of data pages to endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI, incorporated herein by to Registration Statement No. 2-30070 filed on April 24, 1995, refiled electronically on July 10, 1998.

(k)	Form of Supplementary Contract No. SC96MDSB, incorporated herein by to Registration Statement No. 2-30070 filed on April 26, 1996.

(l)

Forms of Rider Nos. PF10933-IA for use with Contract No. 11936-P (see Exhibit No.  4.(a), 98EDCB-IA (and form No. Pending) (for use with Contract No. 92EDCB (see Exhibit No. 4.(d)), in connection with IOWA EDC, incorporated herein by to Registration Statement File No. 2-30070 filed on December 31, 1998.

(m)	Form of Data Pages for TSA Advantage Certificates, incorporated herein by to Registration Statement on Form N-4, File No. 2-30070 filed on June 9, 1998.

(n)

Form of Endorsement applicable to TSA Advantage Certificates, plus Table of Guaranteed Annuity Payments Rider, incorporated herein by reference to Registration Statement on Form N-4, File No. 2-30070 filed on June 9, 1998.

(o)	Form of Data Pages for Standard Roth IRA Certificates, incorporated herein by reference to Registration Statement on Form N-4, File No. 2-30070 filed on June 9, 1998.

(p)	Form of Endorsement for Standard Roth IRA Certificates, incorporated herein by reference to Registration Statement on Form N-4, File No. 2-30070 filed on June 9, 1998.

(q)	Form of Data Pages for Roth Advantage Certificates incorporated herein by reference to Registration Statement on Form N-4, File No. 2-30070 filed on June 9, 1998.

(r)	Form of Endorsement for Roth Advantage Certificates incorporated herein by reference to Registration Statement on Form N-4, File No. 2-30070 filed on June 9, 1998.

(s)	Form of Endorsement (No. 98ENIRAI) Applicable to IRA Certificates, incorporated herein by reference to Registration Statement on Form N-4, File No. 2-30070 filed on May 3, 1999.

(t)

Form of Beneficiary Continuation Option Endorsement (Form No. 2000 ENIRA-BCO) to be used with certain certificates incorporated herein by reference to Registration Statement, File No. 2-30070 filed on April 27, 2000.

(u)	Form of Endorsement (No. 2000 ENMVA) applicable to Market Value Adjustment Terms incorporated herein by reference to Registration Statement File No. 2-30070 filed on April 19, 2001.

(v)	Form of Amendment (No. 2001 BCOTSAI) applicable to Contract No. 11930T incorporated herein by reference to Registration Statement File No. 2-30070 filed on April 19, 2001.

(w)	Form of Amendment (No. 2001 BCOTSA6) to Certificate 941CA/B incorporated herein by reference to Registration Statement File No. 2-30070 filed on April 19, 2001.

(x)	Form of Amendment to Equivest Series 200 Contract incorporated herein by reference to Registration Statement File No. 2-30070 filed on April 19, 2001.

(y)

Forms of Group Annuity Contract (No. 2001-TSA GAC-TXTRS), Certificate No. 2001 TSACERTB-TXTRS and Data pages incorporated herein by reference to Registration Statement, File No. 2-30070 filed on July 11, 2002.

(z)

Forms of Endorsement and Data Pages for Series 200 contracts in connection with Texas Teacher Retirement System incorporated herein by reference to Registration Statement No. 2-30070 filed on July 11, 2002.

(a)(a)	Form of Endorsement for series 200 EDC plans, No. 2002EDC(10/02), incorporated herein by reference to Registration Statement, File No. 2-30070 on Form N-4, filed on April 17, 2003.

(b)(b)	Form of Endorsement for series 100 EDC plans, No. 2002EDC-100, incorporated herein by reference to Registration Statement, File No. 2-30070 on Form N-4, filed on April 17, 2003.

(c)(c)	Form of Group Annuity Contract for series 200 EDCA contracts, No. 2002EDCA, incorporated herein by reference to Registration Statement, File No. 2-30070 on Form N-4, filed on April 17, 2003.

(d)(d)	Form of Endorsement for Series 300 Contracts, No. 2003PRO-RATA, incorporated herein by reference to Registration Statement No. 2-30070 filed on April 19, 2004.

(e)(e)	Form of Endorsement for All Series Contracts, No. 2003GIARATE, incorporated herein by reference to Registration Statement No. 2-30070 filed on April 19, 2004.

(f)(f)	Form of Endorsement 2.5% minimum guaranteed annuity rate, No. 2004GAPIR, incorporated herein by reference to Registration Statement No. 2-30070 filed on April 19, 2004.

(g)(g)	Form of Endorsement applicable to EGTRRA-SEP, No. 2003ENSEP, incorporated herein by reference to Registration Statement No. 2-30070 filed on April 19, 2004.

(h)(h)	Form of Endorsement applicable to EGTRRA-SIMPLE IRA, No. 2003ENSIMI, incorporated herein by reference to Registration Statement No. 2-30070 filed on April 19, 2004.

(i)(i)	Form of Group Annuity Contract for NJ ACTS TSA No. 203-TSAGAC403(b), incorporated herein by reference to Registration Statement No. 2-30070 filed on April 19, 2004.

(j)(j)	Form of Group Annuity Certificate for NJ ACTS TSA No. 2003NJ403(b), incorporated herein by reference to Registration Statement No. 2-30070 filed on April 19, 2004.

(k)(k)	Form of Data pages for NJ ACTS TSA No. 2003NJ403(b), incorporated herein by reference to Registration Statement No. 2-30070 filed on April 19, 2004.

(l)(l)	Form of Group Flexible Premium Deferred Variable Annuity Contract, No. 2004EDCGAC, incorporated herein by reference to Registration Statement No. 2-30070 filed on December 29, 2004.

(m)(m)	Form of Group Flexible Premium Deferred Variable Annuity Contract, No. 2004TSAGAC, incorporated herein by reference to Registration Statement No. 2-30070 filed on December 29, 2004.

(n)(n)	Form of Flexible Premium Deferred Variable Annuity Certificate No. 2004EDCCERT-A, incorporated herein by reference to Registration Statement No. 2-30070 filed on December 29, 2004.

(o)(o)	Form of Flexible Premium Deferred Variable Annuity Certificate No. 2004EDCCERT-B, incorporated herein by reference to Registration Statement No. 2-30070 filed on December 29, 2004.

(p)(p)	Form of Data Pages for EQUI-VEST Strategies, No. 2004EDCCERT-A/B, incorporated herein by reference to Registration Statement No. 2-30070 filed on December 29, 2004.

(q)(q)	Form of TSA 403(B) Group Annuity Contract Application for EQUI-VEST Strategies, No. 2004/403(B), incorporated herein by reference to Registration Statement No. 2-30070 filed on December 29, 2004.

(r)(r)	Form of EQUI-VEST Strategies 457(b) EDC Enrollment Form, No. 2004 EDC STRAT, incorporated herein by reference to Registration Statement No. 2-30070 filed on December 29, 2004.

(s)(s)	Form of EQUI-VEST Strategies 403(b) TSA Enrollment Form, No. 2004 TSA STRAT, incorporated herein by reference to Registration Statement No. 2-30070 filed on December 29, 2004.

(t)(t)	Form of Endorsement for Vantage ACTS re: Unallocated Account, No. 2005EN-NJACT, incorporated herein by reference to Registration Statement No. 2-30070 filed on April 22, 2005.

(u)(u)	Form of Endorsement for EDC re: Amendment to Amount of Annuity Benefits section, No. 2004GAPIR, incorporated herein by reference to Registration Statement No. 2-30070 filed on April 22, 2005.

(v)(v)	Form of Endorsement Applicable to TSA Contracts, No. 2004TSA, incorporated herein by reference to Registration Statement No. 2-30070 filed on April 22, 2005.

(w)(w)	Form of Endorsement for 403(b) arrangement TSA Elective Deferral incorporated herein by reference to Registration Statement File No. 2-30070 filed on April 21, 2006.

(x)(x)	2006 Form of Conversion Endorsement to EQUI-VEST At Retirement incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2007.

(y)(y)

Endorsement Applicable to Designated Roth Contributions to Contracts Funding Governmental Employer Plans (2011EDCROTH-I) incorporated herein by reference to Registration Statement File No. 2-30070 filed on April 24, 2012.

(z)(z)

Endorsement Applicable to Designated Roth Contributions to Contracts Funding Governmental Employer Plans (2011EDCROTH-100), incorporated herein by reference to Registration statement File No. 2-30070 filed on April 24, 2012.

(a)(a)(a)	Managed Account Endorsement (Form No. 2013EQVMA-100), incorporated herein by reference to Registration Statement File No. 2-30070 filed on April 21, 2015.

(a)(a)(b)	Managed Account Endorsement (Form No. 2013EQVMA-(I)-200), incorporated herein by reference to Registration Statement File No. 2-30070 filed on April 21, 2015.

(a)(a)(c)	Endorsement (2018EQV100TGAP-G(95)) applicable to Annuity Benefit Forms for EV Series 100 (indiv) incorporated herein by reference to Registration Statement File No. 2-30070 filed on April 16, 2019.

(a)(a)(d)

Endorsement (2018EQV100TGAP-NQ-G71(95)) applicable to Annuity Benefit Forms for EV Series 100 (indiv) incorporated herein by reference to Registration Statement File No. 2-30070 filed on April 16, 2019.

(a)(a)(e)

Endorsement (2018EQV100TGAP-NQ-G83(95)) applicable to Annuity Benefit Forms for EV Series 100 (indiv) incorporated herein by reference to Registration Statement File No. 2-30070 filed on April 16, 2019.

(a)(a)(f)

Endorsement (2018EQV100TGAP-NQ-I71(95)) applicable to Annuity Benefit Forms for EV Series 100 (indiv) incorporated herein by reference to Registration Statement File No. 2-30070 filed on April 16, 2019.

(a)(a)(g)

Endorsement (2018EQV100TGAP-NQ-I83(95)) applicable to Annuity Benefit Forms for EV Series 100 (indiv) incorporated herein by reference to Registration Statement File No. 2-30070 filed on April 16, 2019.

(a)(a)(h)

Endorsement (2018EQV100TGAP-TSA-G(95)) applicable to Annuity Benefit Forms for EV Series 100 (indiv) incorporated herein by reference to Registration Statement File No. 2-30070 filed on April 16, 2019.

(a)(a)(i)	Endorsement (2018EQVMMA-100(G)) applicable to the Maximum Maturity Age for EV Series 100 (indiv) incorporated herein by reference to Registration Statement File No. 2-30070 filed on April 16, 2019.

(a)(a)(j)

Endorsement (2018EQVMMA-100(G)ROTH) applicable to the Maximum Maturity Age for EV Series 100 (indiv) incorporated herein by reference to Registration Statement File No. 2-30070 filed on April 16, 2019.

(a)(a)(k)	Endorsement (2018EQVMMA-100(G)TSA) applicable to the Maximum Maturity Age for EV Series 100 (indiv) incorporated herein by reference to Registration Statement File No. 2-30070 filed on April 16, 2019.

(a)(a)(l)	Endorsement (2018EQVMMA-100(I)NQ) applicable to the Maximum Maturity Age for EV Series 100 (indiv) incorporated herein by reference to Registration Statement File No. 2-30070 filed on April 16, 2019.

(a)(a)(m)

Endorsement (2018EQV100TGAP-IRA-G(95)) applicable to Annuity Benefit Forms for EV Series 400, 500, 700, 800 (indiv) incorporated herein by reference to Registration Statement File No. 2-30070 filed on April 16, 2019.

(a)(a)(n)

Endorsement (2018EQV100TGAP-IRA-I(95)) applicable to Annuity Benefit Forms for EV Series 400, 500, 700, 800 (indiv) incorporated herein by reference to Registration Statement File No. 2-30070 filed on April 16, 2019.

(a)(a)(o)	Endorsement (2019ASSETALLPRO-200(I)) Applicable to the Asset Allocation for EV Series 200 (indiv) incorporated herein by reference to Registration Statement File No. 2-30070 filed on April 21, 2020.

(a)(a)(p)

Endorsement (2019EDCSIO200-I) Applicable to the Structured Investment Option for EV Series 200 (indiv) incorporated herein by reference to Registration Statement File No. 2-30070 filed on April 21, 2020.

(a)(a)(q)

Endorsement (2019EDCSIO2002-I) Applicable to the Structured Investment Option for EV Series 200 (indiv) incorporated herein by reference to Registration Statement File No. 2-30070 filed on April 21, 2020.

(a)(a)(r)

Endorsement (2019TSASIO200-I) Applicable to the Structured Investment Option for EV Series 200 (indiv) incorporated herein by reference to Registration Statement File No. 2-30070 filed on April 21, 2020.

(a)(a)(s)

Endorsement (2019TSUSIO200-I) Applicable to the Structured Investment Option for EV Series 200 (indiv) incorporated herein by reference to Registration Statement File No. 2-30070 filed on April 21, 2020.

(e)	Applications.

(a)

Forms of Applications and Requests for Enrollment for Equi-Vest Qualified and Non-Qualified Plans, incorporated herein by reference to Registration Statement, File No. 2-30070 filed on October 27, 1987, refiled electronically on July 10, 1998.

(b)

Form of application used with the variable annuity contracts offered under EQUI-VEST PERSONAL RETIREMENT PROGRAMS, incorporated herein by reference to Registration Statement No. 2-30070 on April 24, 1995, refiled electronically filed on July 10, 1998.

(c)

Form of Application for use with TSA Advantage Certificates, standard Roth IRA Certificates, and Roth Advantage IRA Certificates, incorporated herein by reference to Registration Statement filed on Form N-4, File No. 2-30070 on June 9, 1998.

(f)	Depositor’s Certificate of Incorporation And By-Laws.

(a)	Restated Charter of AXA Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(a)(i)	Restated Charter of Equitable Financial Life Insurance Company incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-232418) filed on June 29, 2020.

(b)(i)	By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

(b)(ii)	By-Laws of Equitable Financial Life Insurance Company, as amended, June 15, 2020, incorporated hereby by reference to Registration Statement on Form N-6 (File 333-232418), filed on June 29, 2020.

(b)(iii)

Amended and Restated By-Laws of Equitable Financial Life Insurance Company dated September 23, 2020, incorporated herein by reference to Registration Statement on Form N-4 (file No. 333-254385) filed on March 17, 2021.

(g)	Reinsurance Contracts. Not Applicable.

Form of Reinsurance Agreement between The Equitable Life Assurance Society of the United States and Reinsurance Company incorporated herein by reference to Registration Statement File No. 2-30070 filed on April 19, 2001.

(h)	Participation Agreements.

(a)

Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Distributors and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor’s Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7, 2003.

(a)(i)

Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

(a)(ii)

Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

(a)(iii)

Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

(a)(iv)

Amendment No. 4, dated May 1, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

(a)(v)

Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

(a)(vi)

Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

(a)(vii)

Amendment No. 7, dated May 1, 2007, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

(a)(viii)

Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

(a)(ix)

Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

(a)(x)

Amendment No. 10, dated January 15, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

(a)(xi)

Amendment No. 11, dated May 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

(a)(xii)

Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

(a)(xiii)

Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

(a)(xiv)

Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

(a)(xv)

Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

(a)(xvi)

Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2013.

(a)(b)(i)

Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

(a)(b)(ii)

Amendment No. 1 dated as of June 4, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

(a)(b)(iii)

Amendment No. 2 dated as of October 21, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

(a)(b)(iv)

Amendment No. 3, dated as of April 4, 2014 (“Amendment No. 3”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

(a)(b)(v)

Amendment No. 4, dated as of June 1, 2014 (“Amendment No. 4”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

(a)(b)(vi)

Amendment No. 5, dated as of July 16, 2014 (“Amendment No. 5”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) ”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

(a)(b)(vii)

Amendment No. 6, dated as of April 30, 2015 (“Amendment No. 6”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 17, 2015.

(a)(b)(viii)

Amendment No. 7 dated as of December 21, 2015 (“Amendment No. 7”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485(a) (File No. 333-17217) filed on February 11, 2016.

(a)(b)(ix)

Amendment No. 8 dated as of December 9, 2016 (“Amendment No. 8”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485(a) (File No. 333-17217) filed on January 31, 2017.

(a)(b)(x)

Amendment No. 9 dated as of May 1, 2017 (“Amendment No. 9”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on April 28, 2017.

(a)(b)(xi)

Amendment No. 10 dated as of November 1, 2017 (“Amendment No. 10”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on October 27, 2017.

(a)(b)(xii)

Amendment No. 11 dated as of July 12, 2018 to the Second Amended and Restated Participation Agreement among EQ Advisor Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1a (File No. 333-17217) filed on July 31, 2018.

(a)(b)(xiii)

Amendment No. 12 dated as of December 6, 2018 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on April 26, 2019.

(a)(b)(xiv)

Amendment No. 13 dated July 16, 2020 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on January 19, 2021.

(a)(b)(xv)

Amendment No. 14 dated February 1, 2021 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on January 19, 2021.

(a)(b)(xvi)

Amendment No. 15 dated February 26, 2021 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 29, 2021.

(a)(b)(xvii)

Amendment No. 16 dated July 22, 2021 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on September 24, 2021.

(a)(b)(xviii)

Amendment No. 17 dated January 13, 2022 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 28, 2022.

(b)

Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to and/or incorporated herein by reference to Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 811-10509, 333-70754) on Form N-1A filed on December 10, 2001.

(b)(i)

Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

(b)(ii)

Amendment No. 2, dated as of May 1, 2006 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

(b)(iii)

Amendment No. 3, dated as of May 25, 2007 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

(b)(iv)

Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

(b)(v)

Amendment No. 1 dated as of October 21, 2013, to the Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

(b)(vi)

Amendment No. 2, dated as of April 18, 2014 (“Amendment No. 2”) to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(b)(vii)

Amendment No. 3, dated as of July 8, 2014 (“Amendment No. 3”) to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(b)(viii)

Amendment No. 4, dated as of December 10, 2014 (“Amendment No. 4”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(b)(ix)

Amendment No. 5 dated as of September 26, 2015 (“Amendment No. 5”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485(a) (File No. 333-70754) filed on April 26, 2016.

(b)(x)

Amendment No. 6 dated July 19, 2018 to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among AXA Premier VIP Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-14 (File No. 333-254204) filed on March 12, 2021.

(b)(xi)

Amendment No. 7 dated July 16, 2020 to the Amended and Restated Participation Agreement dated as of May 23, 2012, as amended by and among EQ Premier VIP Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-14 (File No. 333-254204) filed on March 12, 2021.

(c)

Participation Agreement by and Among AIM Variable Insurance Funds, A I M Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

(c)(i)

Amendment No. 1 effective October 15, 2009 among AIM Variable Insurance Funds, AIM Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of its Separate Accounts, AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement File No. 2-30070 filed on April 24, 2012.

(c)(ii)

Amendment No. 2, dated as of April 19, 2010, to the Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts, and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement File No. 2-30070 filed on April 21, 2015.

(c)(iii)

Amendment No. 3, dated as of April 30, 2010, to the Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement File No. 2-30070 filed on April 21, 2015.

(c)(iv)

Amendment No. 4, effective May 1, 2012, to the Participation Agreement dated July 1, 2005, among AIM Variable Insurance Funds, Invesco Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(c)(v)

Amendment No. 5, dated as of October 1, 2014, to the Participation Agreement dated July 1, 2005, by and among AIM Variable Insurance Funds Invesco Distributors, Inc., AXA Equitable Life Insurance Company, a New York life insurance company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-202147) filed on February 18, 2015.

(d)

Amended and Restated Participation Agreement dated April 16, 2010 among Variable Insurance Products Funds, Fidelity Distributors Corporation, and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement File No. 2-30070 filed on April 24, 2012.

(d)(i)

First Amendment effective May 1, 2012 to Amended and Restated Participation Agreement dated April 16, 2010 among AXA Equitable Life Insurance Company, Fidelity Distributors Corporation and Variable Insurance Products Funds, Variable Insurance Products Funds II, Variable Insurance Products Funds III, Variable Insurance Products Funds IV and Variable Insurance Products Funds V, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(d)(ii)

Third Amendment effective January 27, 2021 to Amended and Restated Participation Agreement dated April 16, 2010 among Equitable Life Insurance Company, each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Fund IV and Variable Insurance Products Fund V, and Fidelity Distributors Company LLC, incorporated herein by reference to the Registration Statement on Form N-4 (333-229766) filed on February 3, 2023.

(d)(iii)

Fourth Amendment effective August 11, 2022 to Amended and Restated Participation Agreement dated April 16, 2010 among Equitable Life Insurance Company, each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Fund IV and Variable Insurance Products Fund V, and Fidelity Distributors Company LLC, incorporated herein by reference to the Registration Statement on Form N-4 (333-229766) filed on February 3, 2023.

(e)

Fund Participation Agreement among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(f)

Fund Participation Agreement dated October 23, 2009 among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc. incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(f)(i)

Amendment No. 1 dated April 1, 2010 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(f)(ii)

Amendment No. 2 dated May 1, 2012 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(f)(iii)

Amendment No. 3 dated September 5, 2013 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(f)(iv)

Amendment No. 4 dated October 14, 2013 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(f)(v)

Amendment No. 5 dated October 1, 2016 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(f)(vi)

Amendment No. 6 dated April 28, 2017 to the Participation Agreement dated October 23, 2009 among Ivy Distributors, Inc., Ivy Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

(f)(vii)

Amendment No. 7 dated August 28, 2020, to the Participation Agreement dated October 23, 2009 among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Ivy Distributors, Inc. and Ivy Variable Insurance Portfolios, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2021.

(f)(viii)

Amendment No. 8 dated December 8, 2020, to the Participation Agreement dated October 23, 2009 among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Ivy Distributors, Inc. and Ivy Variable Insurance Portfolios, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2021.

(f)(ix)

Consent to Assignment of Participation Agreement dated October 23, 2009, among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Ivy Distributors, Inc. and Ivy Variable Insurance Portfolios, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-256256), filed on April 17, 2021.

(f)(x)

Amendment No. 10 dated October 11, 2022, to Participation Agreement dated October 23, 2009, among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Ivy Variable Insurance Portfolios and Delaware Distributors, L.P., incorporated herein by reference to the Registration Statement on Form N-4 (333-229766) filed on February 3, 2023.

(g)

Fund Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(h)

Participation Agreement among MFS Variable Insurance Trust, Equitable Life Assurance Society of the United States, and Massachusetts Financial Service Company, dated July 18, 2002, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

(h)(i)

Amendment No. 2 dated October 23, 2020 to the Participation Agreement dated March 15, 2010, by and among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Equitable Financial Life Insurance Company and MFS Fund Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2021.

(i)

Participation Agreement dated October 1, 2013, by and among AXA Equitable Life Insurance Company, PIMCO Variable Insurance Trust, PIMCO Equity Series VIT, and PIMCO Investments LLC, incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 20, 2022.

(i)(i)

First Amendment to Participation Agreement entered into as of May 1, 2021 to Participation Agreement effective October 1, 2013, by and among Equitable Financial Life Insurance Company, PIMCO Variable Insurance Trust, PIMCO Equity Series VIT, and PIMCO Investments LLC, incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 20, 2022.

(i)(ii)

Second Amendment to Participation Agreement entered into as of October 7, 2021 to Participation Agreement effective October 1, 2013, by and among Equitable Financial Life Insurance Company, PIMCO Variable Insurance Trust, PIMCO Equity Series VIT, and PIMCO Investments LLC, incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 20, 2022.

(i)(iii)

Third Amendment to Participation Agreement entered into as of October 11, 2022 to Participation Agreement effective October 1, 2013, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, PIMCO Variable Insurance Trust, PIMCO Equity Series VIT and PIMCO Investments LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-229766) filed on February 3, 2023.

(j)

Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation and MONY Life Insurance Company, dated August 7, 2000, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

(j)(i)

Amendment No. 1 dated October 13, 2009 to the Participation Agreement, (the “Agreement”) dated August 7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the “Parties”) adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(j)(iii)

Participation Agreement dated October 1, 2013 among Van Eck Securities Corporation, Van Eck Associates Corporation, Van Eck VIP Trust and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(j)(iv)

Amendment No. 1 dated October 28, 2016 to the Participation Agreement dated October 1, 2013 among Van Eck Securities Corporation, Van Eck Associates Corporation, VanEck VIP Trust and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(j)(v)

Amendment to Participation Agreement effective September 25, 2020, to Participation Agreement dated October 1, 2013 by and among AXA Equitable Life Insurance Company, VanEck VIP Trust, Van Eck Securities Corporation and Van Eck Associates Corporation, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-232418) filed on April 21, 2021.

(j)(vi)

Third Amendment to Participation Agreement effective September 9, 2022, to Participation Agreement dated October 1, 2013 by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, VanEck VIP Trust, Van Eck Securities Corporation and Van Eck Associates Corporation, previously filed with this to Registration Statement on Form N-4 (File No. 2-30070) on April 19, 2023.

(k)

Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series (collectively the “Funds”), dated January 2, 2013, incorporated herein by reference to Registration Statement (File No. 2-30070) filed on April 23, 2013.

(k)(i)

First Amendment, effective April 19, 2013 to the Participation Agreement dated January 2, 2013, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, American Funds Distributors, Inc. American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2021.

(k)(ii)

Second Amendment, effective October 8, 2013 to the Participation Agreement dated January 2, 2013, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, American Funds Distributors, Inc. American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, incorporated herein by reference to Registration Statement on Form N-4 (333-248907) filed on December 16, 2020.

(k)(iii)

Third Amendment, effective September 10, 2020 to the Participation Agreement dated January 2, 2013, as amended, by and among AXA Equitable Life Insurance Company, American Funds Distributors, Inc. American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2021.

(k)(iv)

Fourth Amendment, effective November 17, 2020 to the Participation Agreement dated January 2, 2013, as amended, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, incorporated herein by reference to Registration Statement on Form N-4 (333-248907) filed on December 16, 2020.

(l)

Participation Agreement dated January 7, 2022, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Principal Variable Contracts Funds, Inc., Principal Global Investors, LLC and Principal Funds Distributor, Inc., incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 333-248863) filed on April 22, 2022.

(i)	Administrative Contracts. Not applicable.

(j)	Other Material Contracts. Not applicable.

(k)	Opinion and Consent of Shane Daly, Esq., Vice President and Associate General Counsel of Equitable Financial, as to the legality of the securities being registered, filed herewith.

(l)	(a) Consent of PricewaterhouseCoopers LLP, filed herewith.

(b) Powers of Attorney, filed herewith.

(m)	Omitted Financial Statements. Not applicable.

(n)	Initial Capital Agreements. Not applicable.

(o)	Form of Initial Summary Prospectus. Not applicable.

ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR.

Set forth below is information regarding the directors and principal officers of the Depositor. The Depositor’s address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of the Depositor.

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH THE DEPOSITOR

DIRECTORS

Francis Hondal	Director
10050 W. Suburban Drive
Pinecrest, FL 33156

Arlene Isaacs-Lowe	Director
1830 South Ocean Drive, #1411
Hallandale, FL 33009

Daniel G. Kaye	Director
767 Quail Run
Inverness, IL 60067

Joan Lamm-Tennant	Director
135 Ridge Common
Fairfield, CT 06824

Craig MacKay	Director
England & Company
1133 Avenue of the Americas
Suite 2719
New York, NY 10036

Kristi A. Matus	Director
47-C Dana Road
Boxford, MA 02116

Bertram L. Scott	Director
3601 Hampton Manor Drive
Charlotte, NC 28226

George Stansfield	Director
AXA
25, Avenue Matignon
75008 Paris, France

Charles G.T. Stonehill	Director
Founding Partner
Green & Blue Advisors
20 East End Avenue, Apt. 5C
New York, New York 10028

OFFICER-DIRECTOR

*Mark Pearson	Director and Chief Executive Officer

OTHER OFFICERS

*Nicholas B. Lane	President

*José Ramón González	Chief Legal Officer and Secretary

*Jeffrey J. Hurd	Chief Operating Officer

*Robin M. Raju	Chief Financial Officer

*Michael B. Healy	Chief Information Officer

*Nicholas Huth	Chief Compliance Officer

*William Eckert	Chief Accounting Officer

*Darryl Gibbs	Chief Diversity Officer

*David W. Karr	Signatory Officer

*Jessica Baehr	Signatory Officer

*Mary Jean Bonadonna	Signatory Officer

*Eric Colby	Signatory Officer

*Steven M. Joenk	Chief Investment Officer

*Kenneth Kozlowski	Signatory Officer

*Carol Macaluso	Signatory Officer

*Hector Martinez	Signatory Officer

*James McCravy	Signatory Officer

*James Mellin	Signatory Officer

*Hillary Menard	Signatory Officer

*Kurt Meyers	Deputy General Counsel and Signatory Officer

*Maryanne (Masha) Mousserie	Signatory Officer

*Prabha (“Mary”) Ng	Chief Information Security Officer

*Anthony Perez	Signatory Officer

*Antonio Di Caro	Signatory Officer

*Glen Gardner	Deputy Chief Investment Officer

*Shelby Holllister-Share	Signatory Officer

*Manuel Prendes	Signatory Officer

*Meredith Ratajczak	Chief Actuary

*Aaron Sarfatti	Chief Risk Officer and Chief Strategy Officer

*Stephen Scanlon	Signatory Officer

*Samuel Schwartz	Signatory Officer

*Stephanie Shields	Signatory Officer

*Joseph M. Spagnuolo	Signatory Officer

*Gina Tyler	Chief Communications Officer

*Constance Weaver	Chief Marketing Officer

*Stephanie Withers	Chief Auditor

*Yun (“Julia”) Zhang	Treasurer

Item 29.	Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

Separate Account A of Equitable Financial Life Insurance Company (the “Separate Account”) is a separate account of Equitable Financial Life Insurance Company. Equitable Financial Life Insurance Company, a New York stock life insurance company, is an indirect wholly owned subsidiary of Equitable Holdings, Inc. (the “Holding Company”).

Set forth below is the subsidiary chart for the Holding Company:

Equitable Holdings, Inc. - Subsidiary Organization Chart: Q1-2023 is filed herewith.

Item 30.	Indemnification

(a)	Indemnification of Directors and Officers

The By-Laws of Equitable Financial Life Insurance Company (“ Equitable Financial”) provide, in Article VII, as follows:

7.4	Indemnification of Directors, Officers and Employees.

(a)	To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

(i)

any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

(ii)

any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

(iii)	the related expenses of any such person in any of said categories may be advanced by the Company.

(b)

To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

The directors and officers of Equitable Financial are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World Assurance Company, Ltd.), Aspen Bermuda XS, CNA AIG, One Beacon, Nationwide, Berkley, Berkshire, SOMPO, Chubb, Markel and ARGO RE Ltd. The annual limit on such policies is $300 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

(b)	Indemnification of Principal Underwriters

To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, Equitable Distributors, Inc. and Equitable Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of Equitable Distributors, Inc. and Equitable Advisors, LLC.

(c)	Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. PRINCIPAL UNDERWRITERS

(a) Equitable Advisors, LLC and Equitable Distributors, LLC are the principal underwriters for Separate Accounts 49, 70, A, FP, I and 45 of Equitable Financial, EQ Advisors Trust, and of Equitable America Variable Accounts A, K, L and 70A. In addition, Equitable Advisors is the principal underwriter of Equitable Financial’s Separate Account 301.

(b) Set forth below is certain information regarding the directors and principal officers of Equitable Advisors, LLC and Equitable Distributors, LLC.

(i)	EQUITABLE ADVISORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*David Karr	Director, Chairman of the Board and Chief Executive Officer

*Nicholas B. Lane	Director

*Frank Massa	Director and President

*Aaron Sarfatti	Director

*Jessica Baehr	Director

*Ralph E. Browning, II	Chief Privacy Officer

*Mary Jean Bonadonna	Chief Risk Officer

*Patricia Boylan	Broker Dealer Chief Compliance Officer

*Yun (“Julia”) Zhang	Director, Senior Vice President and Treasurer

*Nia Dalley	Vice President and Chief Conflicts Officer

*Brent Esselburn	Vice President, Investment Sales and Financial Planning

*Gina Jones	Vice President and Financial Crime Officer

*Dusten Long	Vice President

*Page Pennell	Vice President

*Sean Donovan	Assistant Vice President

*Alan Gradzki	Assistant Vice President

*Janie Smith	Assistant Vice President

*James Mellin	Chief Sales Officer

*Candace Scappator	Assistant Vice President, Controller and Principal Financial Officer

*Prabha (“Mary”) Ng	Chief Information Security Officer

*Alfred Ayensu-Ghartey	Vice President

*Joshua Katz	Vice President

*Christopher LaRussa	Investment Advisor Chief Compliance Officer

*Christian Cannon	Vice President and General Counsel

*Samuel Schwartz	Vice President

*Dennis Sullivan	Vice President

* Michael Cole	Vice President and Assistant Treasurer

*Constance (Connie) Weaver	Vice President

*Tony Richardson	Principal Operations Officer

*Michael Brudoley	Secretary

*Christine Medy	Assistant Secretary

*Francesca Divone	Assistant Secretary

(ii)	EQUITABLE DISTRIBUTORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*Nicholas B. Lane	Director, Chairman of the Board, President and Chief Executive Officer

*Jessica Baehr	Director, Executive Vice President and Head of Group Retirement

*Hector Martinez	Director, Executive Vice President and Head of Life Business

*Eric Brown	Senior Vice President

*James Crimmins	Senior Vice President

*James Daniello	Senior Vice President

*Michael B. Healy	Senior Vice President

*Patrick Ferris	Senior Vice President

*Brett Ford	Senior Vice President

*Bernard Heffernon	Senior Vice President

*David Kahal	Senior Vice President

*Fred Makonnen	Senior Vice President

*Matthew Schirripa	Senior Vice President

*David Veale	Senior Vice President

*Alfred Ayensu-Ghartey	Vice President and General Counsel

*Alfred D’Urso	Vice President and Chief Compliance Officer

*Mark Teitelbaum	Senior Vice President

*Candace Scappator	Vice President, Chief Financial Officer, Principal Financial Officer and Principal Operations Officer

*Gina Jones	Vice President and Financial Crime Officer

*Yun (“Julia”) Zhang	Senior Vice President and Treasurer

*Francesca Divone	Secretary

*Richard Frink	Senior Vice President

*Michael J. Gass	Vice President

*Kathi Gopie	Vice President

*Timothy Jaeger	Vice President

*Jeremy Kachejian	Vice President

*Laird Johnson	Vice President

*Enrico Mossa	Assistant Vice President

*James C. Pazareskis	Assistant Vice President

*Caitlin Schirripa	Assistant Vice President

*Samuel Schwartz	Vice President

*Greg Seavey	Vice President

* Michael Cole	Assistant Treasurer

*Jonathan Zales	Senior Vice President

*Stephen Scanlon	Director, Executive Vice President and Head of Individual Retirement

*Prabha (“Mary”) Ng	Senior Vice President and Chief Information Security Officer

*Michael Brudoley	Assistant Secretary

*Christine Medy	Assistant Secretary

* Principal Business Address: 1290 Avenue of the Americas NY, NY 10140

(c)

Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commission	Other Compensation
Equitable Advisors, LLC	N/A	$0	$0	$0
Equitable Distributors, LLC	N/A	$0	$0	$0

Item 32.	Location of Accounts and Records

This information is omitted as it is provided in Registrant’s most recent report on Form N-CEN.

Item 33.	Management Services

Not applicable.

Item 34.	Fee Representation

The Depositor hereby represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor under the respective contracts.

The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it complies with the provisions of paragraphs (1) - (4) of that letter.

The Registrant hereby further represents that it is relying upon Rule 6c-7 of the Investment Company Act of 1940 (the “1940 Act”) in claiming an exemption from certain provisions of Sections 22(e) and 27 of the 1940 Act for registered separate accounts offering variable annuity contracts to participants in the Texas Optional Retirement Program. Further, Equitable Financial has or will comply with Rule 6c-7(a)-(d) of the 1940 Act with respect to Texas Optional Retirement Program participants.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf, in the City and State of New York, on the 22nd day of May, 2023.

SEPARATE ACCOUNT A
(Registrant)

Equitable Financial Life Insurance Company (Depositor)

By:	/s/ Shane Daly
Shane Daly Vice President and Associate General Counsel

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson	Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Robin Raju	Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*William Eckert	Chief Accounting Officer

*DIRECTORS:

Francis Hondal Joan Lamm-Tennant Daniel G. Kaye Kristi A. Matus Craig MacKay	Mark Pearson Bertram Scott George Stansfield Charles G.T. Stonehill Arlene Issacs-Lowe

*By:	/s/ Shane Daly
Shane Daly
Attorney-in-Fact
May 22, 2023